Form N-1A Supplement	Sep. 08, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
SUPPLEMENT DATED SEPTEMBER 8, 2026
TO THE SUMMARY PROSPECTUS, AS APPLICABLE, AND PROSPECTUS
OF EACH FUND LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE IMMEDIATELY.

I.	The following is added to the section titled “Principal risks” in the Summary Prospectus and Prospectus, respectively, of ClearBridge Emerging Markets Fund:
Investing in Taiwan risk: Investments in securities of Taiwanese issuers involve risks that are specific to Taiwan, including certain legal, regulatory, political, currency, economic and security risks. Investments in Taiwan could be adversely affected by its political and economic relationship with China. Specifically, Taiwan’s geographic proximity and history of political contention with China have resulted in ongoing tensions between the two countries. Any escalation of these tensions may materially affect the Taiwanese economy and its securities market.

II.	The following is added to the section titled “Principal risks” in the Prospectus of ClearBridge SMASh Series EM Fund:
Investing in South Korea risk: Investments in securities of South Korean issuers involve risks that are specific to South Korea, including certain legal, regulatory, political, economic, currency and security risks. In addition, economic and political developments of South Korea’s neighbors or potential hostilities with North Korea may have an adverse effect on the South Korean economy. The South Korean economy is heavily reliant on trading exports, especially with other Asian countries and the U.S. Conditions that weaken demand for such products, and disruptions or decreases in trade activity could lead to declines in economic growth.
SCHEDULE A

Fund	Date of Summary Prospectus, as applicable, and Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

ClearBridge Emerging Markets Fund	February 1, 2026
ClearBridge SMASh Series EM Fund	December 1, 2025

ClearBridge Emerging Markets Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
SUPPLEMENT DATED SEPTEMBER 8, 2026
TO THE SUMMARY PROSPECTUS, AS APPLICABLE, AND PROSPECTUS
OF EACH FUND LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE IMMEDIATELY.

I.	The following is added to the section titled “Principal risks” in the Summary Prospectus and Prospectus, respectively, of ClearBridge Emerging Markets Fund:
Investing in Taiwan risk: Investments in securities of Taiwanese issuers involve risks that are specific to Taiwan, including certain legal, regulatory, political, currency, economic and security risks. Investments in Taiwan could be adversely affected by its political and economic relationship with China. Specifically, Taiwan’s geographic proximity and history of political contention with China have resulted in ongoing tensions between the two countries. Any escalation of these tensions may materially affect the Taiwanese economy and its securities market.
SCHEDULE A

Fund	Date of Summary Prospectus, as applicable, and Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

ClearBridge Emerging Markets Fund	February 1, 2026
ClearBridge SMASh Series EM Fund	December 1, 2025

ClearBridge SMASh Series EM Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
SUPPLEMENT DATED SEPTEMBER 8, 2026
TO THE SUMMARY PROSPECTUS, AS APPLICABLE, AND PROSPECTUS
OF EACH FUND LISTED IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE IMMEDIATELY.

II.	The following is added to the section titled “Principal risks” in the Prospectus of ClearBridge SMASh Series EM Fund:
Investing in South Korea risk: Investments in securities of South Korean issuers involve risks that are specific to South Korea, including certain legal, regulatory, political, economic, currency and security risks. In addition, economic and political developments of South Korea’s neighbors or potential hostilities with North Korea may have an adverse effect on the South Korean economy. The South Korean economy is heavily reliant on trading exports, especially with other Asian countries and the U.S. Conditions that weaken demand for such products, and disruptions or decreases in trade activity could lead to declines in economic growth.
SCHEDULE A

Fund	Date of Summary Prospectus, as applicable, and Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

ClearBridge Emerging Markets Fund	February 1, 2026
ClearBridge SMASh Series EM Fund	December 1, 2025